UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6273

                DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 922-6000


Date of fiscal year end:    January 31


Date of reporting period:   July 31, 2003




                                   FORM N-CSR


ITEM 1.    REPORTS TO STOCKHOLDERS.

      Dreyfus
      Massachusetts
      Municipal Money
      Market Fund

      SEMIANNUAL REPORT July 31, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(TM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            14   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                           Dreyfus Massachusetts
                                                     Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Massachusetts Municipal Money Market Fund covers the six-month period from February 1, 2003, through July 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

The reporting period was a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate to just 1% in June 2003, and yields of tax-exempt money market funds hovered near historical lows. As a result, maintaining a steady stream of current, tax-exempt income has become a challenge for many investors.

Nonetheless, we believe that it is important for investors to remember that tax-exempt money market funds have continued to achieve their primary objective of preserving their shareholders' capital. For emergency reserves and money earmarked for near-term needs, we believe that money market funds remain a sound investment. Your financial advisor may be in the best position to recommend the income strategies that are right for you in today's market environment.

Thank you for your continued confidence and support.

Sincerely,


/S/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
August 15, 2003




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

HOW DID DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND PERFORM DURING THE PERIOD?

For the six-month period ended July 31, 2003, the fund produced an annualized yield of 0.54%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.54%.(1)

We attribute the fund's low yield during the reporting period to the Federal Reserve Board's (the "Fed" ) accommodative monetary policy, which included a further reduction of short-term interest rates in June 2003. Because the Fed has indicated its intention of keeping interest rates near current levels for the foreseeable future, tax-exempt money market yields generally have remained at or near historical lows.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund's objective is to seek as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price. To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes.

When pursuing the fund's objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and Massachusetts state income taxes. Second, we actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in Massachusetts' short-term municipal marketplace.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

For example, if we expect an increase in short-term supply, we may reduce the average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize. Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the portfolio's average maturity to maintain prevailing yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

Early in the reporting period, uncertain geopolitical conditions, a weak economy and robust investor demand for relatively stable investment alternatives caused yields of tax-exempt money market instruments to trend lower. These factors also contributed to investors' expectations that the Fed would reduce its target for the benchmark federal funds rate for the thirteenth time since the current cycle began in January 2001. The Fed did not disappoint them, reducing short-term interest rates in late June by 25 basis points to a 45-year low of 1%. In addition, the Fed suggested that it intended to keep interest rates low for the foreseeable future to guard against potential deflationary pressures. As a result, yields of tax-exempt money market securities fell below 1% and remained there throughout the reporting period.

At the same time, the supply of newly issued municipal money market securities from Massachusetts issuers increased as tax receipts fell short of the state's budgeted projections. To finance its budget deficits, Massachusetts issuers issued more short-term municipal securities, which kept yields on tax-exempt money market instruments attractive relative to their taxable counterparts. During the reporting period, tax-exempt money market securities provided yields of approximately 85% to 100% of comparable U.S. Treasury bills, resulting in attractive after-tax returns when compared to historical norms.


In this challenging market environment, we attempted to lock in higher yields by maintaining a longer weighted average maturity. However, our ability to capture higher yields was limited by the relatively narrow yield differences for money market eligible securities with various maturities throughout the reporting period. We also attempted to capture higher yields by increasing the fund's holdings of municipal notes and commercial paper and by reducing its exposure to variable-rate demand notes. We generally favored securities with maturities between three and nine months.

WHAT IS THE FUND'S CURRENT STRATEGY?

Since we believe that the Fed is likely to keep interest rates low, the fund ended the reporting period with a relatively long weighted average maturity. However, we have begun to see signs of higher levels of sustainable U.S. economic activity, which should benefit Massachusetts' diverse base of health care businesses, financial services companies and educational institutions. In addition, Massachusetts passed a balanced budget for its 2004 fiscal year that includes spending cuts and increased fees in an effort to maintain a balanced budget.

August 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MASSACHUSETTS RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)



                                                                                              Principal
TAX EXEMPT INVESTMENTS--102.7%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Blackstone, GO Notes, BAN 1.50%, 11/14/2003                                                   2,313,824                2,317,313

Town of Bridgewater, GO Notes, BAN 1.75%, 7/29/2004                                           2,215,000                2,230,200

Dracut, GO Notes, BAN 1.60%, 3/30/2004                                                        5,751,000                5,775,557

Koch Certificates of Trust, Revenue, VRDN

  1% (Insured; AMBAC and Liquidity Facility;

   State Street Bank & Trust Co.)                                                            10,156,509  (a)          10,156,509

Marlborough, GO Notes 4%, 6/15/2004 (Insured; MBIA)                                             907,000                  930,530

State of Massachusetts, GO Notes:

   BAN 4%, 9/1/2003                                                                           2,100,000                2,105,171

   Refunding:

      4.80%, 8/1/2003 (Insured; AMBAC)                                                          155,000                  155,000

      5%, 1/1/2004                                                                              275,000                  279,384

   VRDN:

      Merlots Program:

         .91% (Insured: FGIC and FSA and Liquidity Facility;

            Wachovia Bank)                                                                    4,995,000  (a)           4,995,000

         .91% (Insured; MBIA and Liquidity Facility;

            Wachovia Bank)                                                                    4,995,000  (a)           4,995,000

      Refunding .93% (Liquidity Facility;

         Landesbank Hessen--Thuringen Girozentrale)                                           9,500,000  (a)           9,500,000

Massachusetts Development Finance Agency, Revenue:

   CP 1.10%, 8/7/2003 (LOC; Allied Irish Banks)                                               6,000,000                6,000,000

   (North Shore Community Airports)

      1.30%, 1/2/2004 (LOC; Citizen's Bank

      of Massachusetts)                                                                       3,685,000                3,685,000

   VRDN:

      College and University Revenue:

         (Clark University)

            .85% (Insured; AMBAC and Liquidity

            Facility; Fleet National Bank)                                                    6,000,000  (a)           6,000,000

         (Suffolk University) .95% (Insured; Radian Bank

            and Liquidity Facility: Fleet National Bank

            and State Street Bank & Trust Co.)                                               10,000,000  (a)          10,000,000

         (The Rivers School Issue) .85% (LOC; Citizen's

            Bank of Massachusetts)                                                            2,000,000  (a)           2,000,000

         (Ursuline Academy of Dedham) .85% (LOC;

            Citizen's Bank of Massachusetts)                                                  3,100,000  (a)           3,100,000

      IDR:

         (Ahead Headgear Inc.) .85%

            (LOC; Fleet National Bank)                                                        2,765,000  (a)           2,765,000

         (Metalcrafters Inc.)

            1% (LOC; Fleet National Bank)                                                     1,970,000  (a)           1,970,000

         (Salema Family Limited Partnership)

            .85% (LOC; Fleet National Bank)                                                   2,200,000  (a)           2,200,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Development Finance Agency, Revenue (continued):

  VRDN (continued):

    Industrial Revenue:

         (Catania-Spagna) .95% (LOC; Lloyds TSB Bank)                                         3,250,000  (a)           3,250,000

         (ECM Plastics Issue) .95% (LOC; PNC Bank)                                            3,210,000  (a)           3,210,000

         (FIBA Technologies) .90% (LOC; Comerica Bank)                                        2,200,000  (a)           2,200,000

      MFHR:

         (Georgetown Village Apartments)

            .95% (Insured; FNMA)                                                              4,000,000  (a)           4,000,000

         (Salem Heights Apartments) .90% (LOC; FHLB)                                          6,000,000  (a)           6,000,000

      Private Schools Revenue:

         (Brandon Residential Treatment Center)

            .85% (LOC; SunTrust Bank)                                                         2,300,000  (a)           2,300,000

         (Phillips Academy)

            .82% (Liquidity Facility; Bank of New York)                                      14,910,000  (a)          14,910,000

      Revenues:

         (Alliance of Massachusetts Inc. Project)

            .90% (LOC; PNC Bank)                                                              3,800,000  (a)           3,800,000

         (Boston College High School Issue)

            .85% (LOC; Citizen's Bank of Massachusetts)                                       6,000,000  (a)           6,000,000

         (Cardinal Cushing Centers Project)

            .85% (LOC; Bank of New York)                                                      4,000,000  (a)           4,000,000

         (Chestnut Hill School)

            .85% (LOC; Citizen's Bank of Massachusetts)                                       2,000,000  (a)           2,000,000

         (Children's Museum)

            .85% (LOC; Citizen's Bank of Massachusetts)                                       4,000,000  (a)           4,000,000

         (Walnut Hill School District) .85% (LOC; Citizen's

            Bank of Massachusetts)                                                            3,500,000  (a)           3,500,000

Massachusetts Health and Educational Facilities

  Authority, Revenues:

    Capital Asset Program, VRDN

         .90% (Liquidity Facility and LOC; Bank One)                                          1,000,000  (a)           1,000,000

      (Partners Healthcare System)

         5.25%, 7/1/2004 (Insured; FSA)                                                       1,000,000                1,038,328

Massachusetts Housing Finance Agency:

  Housing Revenue (Housing Projects)

      5.35%, 10/1/2003 (Insured; AMBAC)                                                          75,000                   75,439

   SFHR, VRDN

      .90% (Insured; FSA and Liquidity Facility; Dexia

         Credit Locale)                                                                       5,930,000  (a)           5,930,000

Massachusetts Industrial Finance Agency, VRDN:

  College and University Revenue

    (Control Health Educational Berkshire Project)

      .90% (LOC; Allied Irish Bank)                                                           3,800,000  (a)           3,800,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Industrial Finance Agency, VRDN (continued):

  Industrial Revenue

    (Peterson American Corp. Project)

      1.10% (LOC; Bank One)                                                                     800,000  (a)             800,000

Massachusetts Water Resource Authority

   CP .80%, 9/12/2003 (LOC; Bayerische Landesbank)                                           15,000,000               15,000,000

Mendon Upton Regional School District

   GO Notes, BAN 2.25%, 9/19/2003                                                             5,000,000                5,005,289

North Brookfield, GO Notes, BAN

   2%, 1/22/2004                                                                              4,453,392                4,467,000

Old Rochester Regional School District

   GO Notes, BAN 2%, 4/30/2004                                                                4,000,000                4,025,290

Town of Oxford, GO Notes, BAN 2.50%, 1/15/2004                                                5,000,000                5,027,086

Pembroke, GO Notes, BAN 2%, 8/5/2004                                                          5,000,000                5,048,200

Shirley, GO Notes, BAN 2%, 4/9/2004                                                           3,364,900                3,384,176

City of Springfield, GO Notes:

   2%, 1/15/2004 (Insured; MBIA)                                                              1,135,000                1,139,555

   Municipal Purpose Loan 4%, 8/1/2003 (Insured; FGIC)                                          750,000                  750,000

Stoughton, GO Notes 2.25%, 2/1/2004 (Insured; FSA)                                            1,549,000                1,556,986

Townsend, GO Notes, BAN 1.50%, 6/24/2004                                                      1,350,000                1,355,742

Upper Blackstone Water Pollution Abatement

   District, GO Notes
   6.625%, 8/1/2003 (Insured; AMBAC)                                                            100,000                  100,000

Waltham, GO Notes 2%, 2/1/2004                                                                2,475,000                2,485,529

Westfield, GO Notes 4%, 12/15/2003 (Insured; MBIA)                                              500,000                  505,242

Weston, GO Notes, BAN 2%, 2/13/2004                                                           2,890,000                2,903,041

City of Worcester, GO Notes:

   5%, 8/15/2003 (Insured; AMBAC)                                                               320,000                  320,437

   3%, 7/1/2004 (Insured; MBIA)                                                                 945,000                  962,169
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $207,009,173)                                                             102.7%             207,009,173

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (2.7%)             (5,360,994)

NET ASSETS                                                                                        100.0%             201,648,179




Summary of Abbreviations
AMBAC    American Municipal Bond Assurance            FSA     Financial Security Assurance
          Corporation                                 GO      General Obligation
BAN      Bond Anticipation Notes                      IDR     Industrial Development Revenue
CP       Commercial Paper                             LOC     Letter of Credit
FGIC     Financial Guaranty Insurance                 MBIA    Municipal Bond Investors Assurance
          Company                                               Insurance Corporation
FHLB     Federal Home Loan Bank                       MFHR    Multi-Family Housing Revenue
FNMA     Federal National Mortgage                    SFHR    Single Family Housing Revenue
          Association                                 VRDN    Variable Rate Demand Notes





Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------
F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               91.8

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                    5.0

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     3.2

                                                                                                                 100.0

(A)  SECURITIES  PAYABLE  ON  DEMAND.  VARIABLE  INTEREST--SUBJECT  TO  PERIODIC
     CHANGES.

(B)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT JULY 31, 2003, THE FUND HAD $61,745,822  (30.6% OF NET ASSETS)  INVESTED
     IN SECURITIES  WHOSE  PAYMENT OF PRINCIPAL  AND INTEREST IS DEPENDENT  UPON
     REVENUES GENERATED FROM EDUCATION PROJECTS.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           207,009,173   207,009,173

Interest receivable                                                     563,959

Prepaid expenses                                                         11,882

                                                                    207,585,014
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            91,411

Cash overdraft due to Custodian                                         758,505

Payable for investment securities purchased                           5,048,200

Payable for shares of Beneficial Interest redeemed                       17,000

Accrued expenses                                                         21,719

                                                                      5,936,835
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      201,648,179
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     201,650,022

Accumulated net realized gain (loss) on investments                      (1,843)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      201,648,179
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 201,668,759

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,273,388

EXPENSES:

Management fee--Note 2(a)                                              544,505

Shareholder servicing costs--Note 2(b)                                  61,275

Professional fees                                                       35,018

Custodian fees                                                          15,289

Registration fees                                                        8,078

Prospectus and shareholders' reports                                     6,139

Trustees' fees and expenses--Note 2(c)                                   4,775

Miscellaneous                                                            5,035

TOTAL EXPENSES                                                         680,114

INVESTMENT INCOME--NET                                                 593,274
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   2,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   595,794

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            July 31, 2003            Year Ended
                                               (Unaudited)     January 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            593,274             2,273,254

Net realized gain (loss) on investments             2,520                    --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      595,794             2,273,254
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                           (593,274)           (2,273,254)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 198,339,272           474,055,860

Dividends reinvested                              306,751             1,170,464

Cost of shares redeemed                      (220,456,379)         (528,755,620)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (21,810,356)          (53,529,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (21,807,836)          (53,529,296)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           223,456,015           276,985,311

END OF PERIOD                                 201,648,179           223,456,015

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                           Six Months Ended                               Year Ended January 31,
                                              July 31, 2003       ------------------------------------------------------------------
                                                (Unaudited)         2003          2002          2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .003          .009          .022          .034           .026          .028

Distributions:

Dividends from
   investment income--net                            (.003)        (.009)        (.022)        (.034)         (.026)        (.028)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .54(a)        .88          2.20          3.50           2.64          2.79
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .62(a)        .60           .58           .59            .63           .64

Ratio of net investment income
   to average net assets                               .54(a)        .88          2.15          3.44           2.60          2.75
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     201,648       223,456       276,985       257,911        200,748       205,284

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                  The Fund



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus  Massachusetts  Municipal  Money  Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Manager, is the distributor of the fund' s shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $15,014 during the period ended July 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $4,363 is available for federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to January 31, 2003. If not applied, $902 of the carryover expires in fiscal 2004, $309 expires in fiscal 2005, $2,725 expires in fiscal 2006, $398 expires in fiscal 2007 and $29 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2003 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS)(Unaudited) (CONTINUED)

At July 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2003, the fund was charged $35,631 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency service for the fund. During the period ended July 31, 2003, the fund was charged $13,546 pursuant to the transfer agency agreement.

(C) Each trustee who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $1,000. The Chairman of the Board receives an additional 25% of such compensation.


                  For More Information

                        Dreyfus
                        Massachusetts Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  639SA0703



ITEM 2.    CODE OF ETHICS.

          Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  September 24, 2003

By:   /S/James Windels
      James Windels
      Chief Financial Officer

Date:  September 24, 2003



                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)